Capital Stock and Equity-Based Compensation	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Capital Stock and Stock-Based Compensation	Capital Stock and Equity-Based Compensation
The authorized capital stock of the Company at September 30, 2021 was 100.0 million shares of Preferred Stock (December 31, 2020 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2020 - $0.01 per share), 485.0 million shares of Class A common stock (December 31, 2020 - 485.0 million shares), with a par value of $0.01 per share (December 31, 2020 - $0.01 per share), and 100.0 million shares of Class B common stock (December 31, 2020 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2020 - $0.01 per share). A share of Class A common stock entitles the holder to one vote per share while a share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of September 30, 2021, the Company had 29.2 million shares of Class A common stock (December 31, 2020 – 29.1 million), 4.6 million shares of Class B common stock (December 31, 2020 – 4.6 million) and no shares of preferred stock (December 31, 2020 – nil) issued and outstanding.
During the three and nine months ended September 30, 2021 and 2020, the Company recognized $0.5 million and $1.4 million (2020 - $0.4 million and $1.3 million), respectively, of expenses related to restricted stock units and stock options in general and administrative expenses. During the nine months ended September 30, 2021, a total of 56.0 thousand restricted stock units (2020 - 78.3 thousand) with a market value of $0.8 million (2020 - $1.3 million) vested and 35.7 thousand shares (2020 - 44.8 thousand shares) of Class A common stock, net of withholding taxes, were concurrently issued to the grantees.